Fair Values - Narrative (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Transfers into level 3	$ 33,576,752	$ 6,964,172
Fair Value Level 1
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3	(1,813,977)	(882,215)
Fair Value Level 2
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3	$ (518,150)	$ (4,808,472)